Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Series A Preferred Stock	Preferred Stock Including Additional Paid in Capital [Member]	Preferred Stock Including Additional Paid in Capital [Member] Series A Preferred Stock	Common Stock	Capital in Excess of Par Value	Accumulated Deficit	AOCL
Preferred shares outstanding, beginning of period at Dec. 31, 2014			0
Common shares outstanding, beginning of period at Dec. 31, 2014					411,350,440
Balances, beginning of period at Dec. 31, 2014	$ 3,311,662		$ 0		$ 4,113	$ 4,361,320	$ (1,052,688)	$ (1,083)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	93,212						93,212
Other comprehensive income	55							55
Dividends declared on common stock	(298,531)						(298,531)
Tax withholdings related to net stock settlements (in shares)					(426,158)
Tax withholdings related to net stock settlements	(4,272)				$ (4)		(4,268)
Issuance of shares of common stock, net (in shares)					29,610,100
Issuance of shares of common stock, net	347,211				$ 296	346,915
Exercise of stock options (in shares)					5,000
Exercise of stock options	46					46
Stock-based compensation, net (in shares)					1,280,582
Stock-based compensation, net	12,491				$ 13	13,042	(564)
Net income attributable to common stockholders/ after preferred distributions	93,212
Preferred shares outstanding, end of period at Dec. 31, 2015			0
Common shares outstanding, end of period at Dec. 31, 2015					441,819,964
Balances, end of period at Dec. 31, 2015	3,461,874		$ 0		$ 4,418	4,721,323	(1,262,839)	(1,028)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	97,446						97,446
Other comprehensive income	1,028							1,028
Dividends declared on common stock	(333,180)						(333,180)
Tax withholdings related to net stock settlements (in shares)					(72,835)
Tax withholdings related to net stock settlements	(753)				$ (1)		(752)
Issuance of shares of common stock, net (in shares)					40,835,360
Issuance of shares of common stock, net	446,613				$ 408	446,205
Stock-based compensation, net (in shares)					1,041,631
Stock-based compensation, net	9,080				$ 11	9,558	(489)
Net income attributable to common stockholders/ after preferred distributions	$ 97,446
Preferred shares outstanding, end of period at Dec. 31, 2016	0		0
Common shares outstanding, end of period at Dec. 31, 2016	483,624,120				483,624,120
Balances, end of period at Dec. 31, 2016	$ 3,682,108		$ 0		$ 4,836	5,177,086	(1,499,814)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	77,148						77,148
Dividends declared on common stock	(332,402)						(332,402)
Tax withholdings related to net stock settlements (in shares)					(440,312)
Tax withholdings related to net stock settlements	(3,542)				$ (4)		(3,538)
Repurchase of common shares (in shares)					(35,839,965)
Repurchase of common shares	(283,089)				$ (358)		(282,731)
Issuance of shares of common stock, net (in shares)				6,900,000
Issuance of shares of common stock, net		$ 166,193		$ 166,193
Stock-based compensation, net (in shares)					1,524,426
Stock-based compensation, net	15,723				$ 15	16,545	(837)
Dividends declared on preferred stock	(2,530)						(2,530)
Net income attributable to common stockholders/ after preferred distributions	$ 74,618						74,618
Preferred shares outstanding, end of period at Dec. 31, 2017	6,900,000		6,900,000
Common shares outstanding, end of period at Dec. 31, 2017	448,868,269				448,868,269
Balances, end of period at Dec. 31, 2017	$ 3,319,609		$ 166,193		$ 4,489	$ 5,193,631	$ (2,044,704)	$ 0